Leases - Schedule of ROU Assets and Related Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Schedule of ROU Assets and Related Lease Liabilities [Line Items]
Right of use assets	¥ 2,784		$ 410
Total lease liabilities	2,674
Current lease liabilities	1,197		176
Non-current lease liabilities	¥ 1,477		$ 218
Weighted average lease term in years:
Operating leases	3 years 1 month 28 days		3 years 1 month 28 days
Weighted average discount rate:
Operating leases	4.51%		4.51%
Operating lease expense	¥ 500
Short term lease expense	11
Total	511
Related Party [Member]
Schedule of ROU Assets and Related Lease Liabilities [Line Items]
Right of use assets	221
Total lease liabilities	118
Third Party [Member]
Schedule of ROU Assets and Related Lease Liabilities [Line Items]
Right of use assets	2,563
Total lease liabilities	¥ 2,556